JPMORGAN FUNDS

JPMorgan Strategic Appreciation Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated November 26, 2007 to the Fund’s
Statement of Additional Information dated March 21, 2007

The information contained in the Statement of Additional Information, dated March 21, 2007, under the heading “Portfolio Managers’ Other Accounts Managed” in the “Portfolio Managers” section is hereby revised to include the following:

The following table shows information regarding all of the other accounts managed by Sandeep Bhargava as of November 21, 2007:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Appreciation Fund
Sandeep Bhargava	3	$3,215	12	$5,127	8	$1,804

The following table shows information regarding the other accounts managed by Sandeep Bhargava that have advisory fees wholly or partly based on performance as of November 21, 2007:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Appreciation Fund
Sandeep Bhargava	0	0	1	$257	2	$601

As of October 31, 2007, Mr. Bhargava does not own any shares of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-SA-1107